Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Property Plant and Equipment

Cost

Oil and gas assets	Facilities	Corporate assets		Total
Balance at January 1, 2016	$10,731	$5,310	$169		$16,210
Capital expenditures	37	43	2		82
Joint venture, carried capital	40	—	—		40
Acquisitions	2	1	—		3
Dispositions	(3,996)	(999)	—		(4,995)
Transfers from E&E	1	—	—		1
Transfers to asset held for sale	(430)	(107)	—		(537)
Net decommissioning dispositions (1)	(156)	—	—		(156)

Balance at December 31, 2016	$6,229	$4,248	$171		$10,648
Capital expenditures	56	83	2		141
Joint venture, carried capital	50	—	—		50
Acquisitions	5	1	—		6
Dispositions	(61)	(15)	—		(76)
Transfers to asset held for sale	(100)	(25)	—		(125)
Net decommissioning dispositions (1)	(7)	—	—		(7)
SR&ED credits (note 11)	(1)	—	—		(1)

Balance at December 31, 2017	$6,171	$4,292	$173		$10,636

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.

Accumulated depletion, depreciation and impairment

	Oil and gas Assets	Facilities	Corporate assets	Total
Balance at January 1, 2016	$8,545	$2,426	$94	$11,065
Depletion and depreciation	263	91	14	368
Impairments	230	58	—	288
Transfers to asset held for sale	(346)	(87)	—	(433)
Dispositions	(2,898)	(724)	—	(3,622)

Balance at December 31, 2016	$5,794	$1,764	$108	$7,666
Depletion and depreciation	201	74	14	289
Impairments	12	3	—	15
Transfers to asset held for sale	(73)	(18)	—	(91)
Dispositions	(50)	(12)	—	(62)

Balance at December 31, 2017	$5,884	$1,811	$122	$7,817

Net book value

	As at December 31
	2017	2016
Total	$2,819	$2,982

Disclosure of Benchmark Prices Used in Impairment Tests

The following table outlines benchmark prices and assumptions the Company used in the impairment test as at December 31, 2017:

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)
2018	$55.00	$2.85	$0.79
2019	65.00	3.11	0.82
2020	70.00	3.65	0.85
2021	73.00	3.80	0.85
2022	74.46	3.95	0.85
2023 – 2028	$79.85	$4.31	$0.85
Thereafter (inflation percentage)	2.0%	2.0%	—